Related Party Transactions (Details)		6 Months Ended		12 Months Ended
	Feb. 15, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 12, 2024 shares	Dec. 31, 2023 shares
Related Party Transactions [Line Items]
Accrued management salaries		$ 525,000		$ 548,115
Expenses for cost of royalties and other associated cost		113,113	$ 186,601
Intellectual property price	$ 2,000,000
Ordinary restricted shares (in Shares) | shares						2,000,000	1,361
Share limit of revenue	$ 1
Useful life	10 years
Per share (in Dollars per share) | $ / shares	$ 274
Present value of the future payments	10.00%
Payment to seller		200,000
Amortization expenses		208,591
Interest expenses		201,949	646,439
Accounts payable, related party		1,192,382		558,514
Revenue from related party		82,511
Loan amount		234,240
Loan carrying value		300,788
Accretion expense		4,033
ColoAlert AS [Member]
Related Party Transactions [Line Items]
Amount paid		113,113	155,450
Payment to seller			300,000
Amortization expenses		188,591	188,591
Interest expenses		$ 35,304	50,858
Silent Partnerships [Member]
Related Party Transactions [Line Items]
Loan amount				208,080	€ 200,000
Loan carrying value				263,353
Interest rate		8.50%			8.50%
Loan due amount (in Euro) | €					€ 200,000
Maturity date		December 31, 2025
Related Party Transactions [Member]
Related Party Transactions [Line Items]
Interest expenses		$ 9,278	9,716
Accounts payable, related party		620,290		10,399
Revenue from related party		82,511
Accounts receivable – related party		124,764		$ 17,238
Accretion expense			$ 3,884
Intellectual Property Asset Purchase Agreement [Member]
Related Party Transactions [Line Items]
Liability for remaining required payments		850,606
Intellectual Property Asset Purchase Agreement [Member] | Silent Partnerships [Member]
Related Party Transactions [Line Items]
Payment to seller		$ 250,000
Restricted Shares [Member]
Related Party Transactions [Line Items]
Ordinary restricted shares (in Shares) | shares	300,000